EQUITY COMPENSATION - Assumptions for Earnout Consideration (Details)	Dec. 31, 2021
Valuation date share price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout consideration, measurement input	9.95
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout consideration, measurement input	0.98
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout consideration, measurement input	1.12
Expected volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout consideration, measurement input	57.92
Expected volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout consideration, measurement input	58.88
Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout consideration, measurement input	0
Expected forfeiture rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout consideration, measurement input	0
Expected term | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout consideration, measurement input	3
Expected term | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout consideration, measurement input	4